Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended			12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Disclosure - Significant Accounting Policies - Additional Information (Detail) [Line Items]
Revenue	$ 33,000	$ 47,000	$ 6,000	$ 80,000	$ 6,000	$ 625,000
Number of operating segments				1
Restricted cash			117,000	117,000	117,000
Facility lease scheduled expiration period				2016-02
Sydney, NSW [Member]
Disclosure - Significant Accounting Policies - Additional Information (Detail) [Line Items]
Revenue				0
Long-lived assets				$ 0